Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Miscellaneous Assets [Abstract]
Spare parts	$ 2,156		$ 2,336
Refundable deposits	2,009		1,879
Other financial assets	1,000		1,000
Deposit for mobile broadband license bidding (Note 19)	0		1,000
Others	2,450		2,316
Other assets	7,615		8,531
Others	193		94
Other current assets	2,349	$ 84	2,430
Others	2,257		2,222
Other noncurrent assets	$ 5,266	$ 188	$ 6,101